SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Unearned Premiums	$ 1,623,796	$ 1,644,757	$ 1,750,607
Premiums Earned	4,969,596	5,269,178	5,609,195
Losses and Loss Expenses Incurred	3,248,091	3,157,420	3,462,770
Premiums Written	4,154,706	4,343,345	4,765,907
Supplementary Insurance Information, Deferred Policy Acquisition Costs	597,239	629,372	661,186
Consolidated subsidiaries [Member]
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	439,195	449,216	463,958
Liability for Unpaid Losses and Loss Expenses	8,985,434	9,064,711	9,745,806
Unearned Premiums	1,608,880	1,629,537	1,731,212
Premiums Earned	3,852,336	4,059,665	4,387,444
Losses and Loss Expenses Incurred	2,320,820	2,192,999	2,462,568
Amortization of Deferred Policy Acquisition Costs	1,055,638	1,063,685	1,065,133
Paid Losses and Loss Expenses	2,262,916	2,422,603	2,798,549
Premiums Written	$ 3,836,654	$ 4,022,067	$ 4,500,214